Financial Risk Management_Interest Rate Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Kookmin Bank
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 168,282	₩ 350,178
KB Securities Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	23,004	39,717
KB Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	270,507	451,335
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	27,894	12,775
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	47,089	51,677
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	8,760	6,447
KB Capital Co.,Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 19,852	₩ 10,912